Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per Share [Abstract]
Net income - basic and diluted	$ 9,606	$ 640
Weighted average common shares outstanding - basic (in shares)	172,437,211	137,590,311
Effect of Dilutive Securities [Abstract]
Dilutive effect of warrants (in shares)	3,078,135	4,857,844
Dilutive effect of non-vested shares (in shares)	2,559,531	844,725
Effect of dilutive securities (in shares)	5,637,666	5,702,569
Weighted average common shares outstanding - diluted (in shares)	178,074,877	143,292,880
Net income per common share - basic (in dollars per share)	$ 0.06	$ 0.01
Net income per common share - diluted (in dollars per share)	$ 0.05	$ 0.01